EATON VANCE CORE BOND FUND

(the “Fund”)

Supplement to Summary Prospectus, Statutory Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2026 as may be supplemented and/or revised from time to time

The following changes are effective immediately:

1. The following replaces “Portfolio Managers” under “Management” in “Fund Summary” in the Fund’s Summary Prospectus and Statutory Prospectus:

Portfolio Managers

Name	Title	Date Began Managing Fund/Portfolio
Brian S. Ellis, CFA	Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR	March 2021/June 2017
Vishal Khanduja, CFA	Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR	March 2021/June 2017
Mihir Shah, CFA	Vice President of Morgan Stanley and Vice President of Eaton Vance and BMR	October 19, 2026/October 19, 2026

2. The following replaces the eighth paragraph under “Management” in “Management and Organization” under “Details of the Fund” in the Fund’s Statutory Prospectus:

Vishal Khanduja, CFA and Brian S. Ellis, CFA have served as portfolio managers of the Portfolio since June 2017 and of the Fund since March 2021. Mihir Shah, CFA has served as a portfolio manager of the Fund and of the Portfolio since October 19, 2026. Messrs. Khanduja and Ellis are Managing Directors of Morgan Stanley and Vice Presidents of EVM and BMR, manage other funds and portfolios and have been employed by the Morgan Stanley organization for more than five years. Mr. Shah is a Vice President of Morgan Stanley and a Vice President of EVM and BMR. Prior to joining Morgan Stanley in 2025, Mr. Shah served in a variety of roles across the investment industry, most recently as a Portfolio Analyst for Wellington Management since 2014.

3. The following replaces the tables under “Portfolio Manager(s).” in “Investment Advisory and Administrative Services” in the Fund’s SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis, CFA[1]
Registered Investment Companies[2]	21	$28,886.0	0	$0
Other Pooled Investment Vehicles	2	$230.0	0	$0
Other Accounts	30	$10,708.4	1	$544.3
Vishal Khanduja, CFA[1]
Registered Investment Companies[2]	16	$26,610.4	0	$0
Other Pooled Investment Vehicles	13	$9,289.8	0	$0
Other Accounts	46	$11,760.6	6	$2,951.8
Mihir Shah, CFA[3]
Registered Investment Companies[2]	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$46.7	0	$0

[1]	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

[2]	Includes the Fund and Portfolio.

[3]	As of August 31, 2026.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Brian S. Ellis, CFA	None	$500,001 - $1,000,000
Vishal Khanduja, CFA	None	$500,001 - $1,000,000
Mihir Shah, CFA[1]	None	$50,001 - $100,000

[1]	As of August 31, 2026.

October 19, 2026	48703-00 10.19.26

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